SCHEDULE OF TRANSACTIONS AND BALANCES WITH RELATED PARTIES (Details) (Parenthetical) - USD ($) $ in Thousands	Nov. 15, 2023	Jun. 21, 2023
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued	$ 44	$ 11